ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2019	2020

	(HK$ in thousands)
Accrued payroll and welfare expenses	100,228	317,428
Tax payables	50,803	173,911
Temporary payables in relation to fund distribution services	—	70,793
Accrued advertising and promotion fee	10,862	37,652
Stamp duty, trading levy and trading fee payables	5,612	26,007
Payables to corporate clients in relation to ESOP management services	16,492	17,801
Accrued market information and data fee	5,646	13,143
Refund from depositary bank	12,689	9,876
Contract liabilities	2,126	8,249
Accrued professional fee	5,710	6,952
Deferred tax liabilities (Note 25)	—	1,604
Others	15,911	47,782
Total	226,079	731,198